UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Hard Assets ETFs

Agribusiness ETF

Schedule of Investments
March 31, 2009 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 99.7%
Argentina: 0.2%
257,624	Cresud S.A.C.I.F. y A. (ADR) †	$1,870,350

Australia: 1.5%
887,629	ABB Grains Ltd. #	3,696,307
1,842,297	AWB Ltd. #	1,576,612
963,117	Nufarm Ltd. #	7,594,189
		12,867,108

Brazil: 1.6%
518,641	Perdigao S.A. (ADR) †	13,187,532

Canada: 9.4%
550,958	Maple Leaf Foods, Inc.	3,564,597
821,498	Potash Corp. of Saskatchewan Inc.	66,385,254
1,217,657	Viterra, Inc. *	8,497,420
		78,447,271

China / Hong Kong: 1.1%
18,457,100	China Agri-Industries Holdings Ltd. * #	8,786,863

Indonesia: 1.4%
8,086,876	Astra Agro Lestari Tbk PT #	9,901,242
7,010,702	Perusahaan Perkebunan
	London Sumatra Indonesia Tbk PT #	2,006,671
		11,907,913

Ireland: 0.5%
1,507,921	Glanbia PLC #	4,071,202

Japan: 8.8%
3,320,992	Komatsu Ltd. #	36,832,626
6,603,000	Kubota Corp. #	36,671,881
		73,504,507

Malaysia: 5.9%
31,596,600	IOI Corp. BHD. #	32,986,027
5,483,370	Kuala Lumpur Kepong BHD. #	15,951,724
		48,937,751

Netherlands: 2.3%
1,219,459	CNH Global N.V. (USD)	12,657,984
179,112	Nutreco Holding N.V. #	6,408,856
		19,066,840

Norway: 3.9%
1,497,792	Yara International ASA #	32,567,583

Singapore: 7.0%
53,300,698	Golden Agri-Resources Ltd. #	9,668,632
7,440,520	Indofood Agri Resources Ltd. † * #	2,925,296
8,801,087	Olam International Ltd. † #	8,482,153
17,613,751	Wilmar International Ltd. † #	36,873,604
		57,949,685
Switzerland: 8.1%
1,680,921	Syngenta A.G. (ADR)	67,421,741

United Kingdom: 1.1%
2,356,031	Tate & Lyle PLC #	8,779,171

United States: 46.9%
471,780	AGCO Corp. *	9,246,888
805,352	Agrium, Inc. †	28,823,548
93,492	Andersons, Inc.	1,321,977
2,268,004	Archer-Daniels-Midland Co.	63,005,151
624,870	Bunge Ltd. †	35,398,886
248,582	CF Industries Holdings, Inc.	17,681,638
228,186	Chiquita Brands International Inc.*	1,512,873
383,947	Corn Products International, Inc.	8,139,676
895,612	Cosan Ltd (Class A) *	2,194,249
420,021	Darling International, Inc. *	1,558,278
1,196,414	Deere & Co.	39,326,128
1,015,751	Del Monte Foods Co.	7,404,825
385,180	Intrepid Potash Inc. *	7,106,571
63,093	Lindsay Corp. †	1,703,511
797,160	Monsanto Co.	66,243,996
1,498,770	Mosaic Co.	62,918,365
737,516	Smithfield Foods Inc. * †	6,976,901
512,134	Terra Industries Inc.	14,385,844
1,581,474	Tyson Foods, Inc.	14,850,041
		389,799,346
Total Common Stocks
(Cost: $1,336,467,710)		829,164,863

MONEY MARKET FUND: 0.4%
(Cost: $3,263,417)
	Fidelity Institutional Money
	Market Fund - Treasury
3,263,417	Portfolio Class III Shares	3,263,417

Total Investments Before Collateral
for Securities Loaned: 100.1%
(Cost: $1,339,731,127)		832,428,280

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 4.4%
	Dreyfus Government
35,546,826	Cash Management Fund	35,546,826

	Bank of New York
2,916,315	Institutional Cash Reserve	1,095,036
Total Collateral
(Cost: $38,463,141)		36,641,862

Total Investments: 104.5%
(Cost: $1,378,194,268)		869,070,142
Liabilities in excess of other assets: (4.5)%		(37,395,233)
NET ASSETS: 100.0%		$831,674,909

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $37,800,871.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $265,780,638 which represents 32.0% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $1,393,389,932 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$1,760,393
Gross Unrealized Depreciation		(526,080,183)
Net Unrealized Appreciation		$(524,319,790)

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Agricultural Chemicals	36.7%	$305,486,244
Agricultural Equipment	14.2	118,028,579
Agriproduct Operations	39.5	328,968,009
Ethanol/Biodiesel	1.3	10,793,534
Livestock Operations	7.9	65,888,497
Money Market Fund	0.4	3,263,417
	100.0%	$832,428,280

See Note to Schedules of Investments

Coal ETF

Schedule of Investments
March 31, 2009 (unaudited)
Number
of Shares		Value
COMMON STOCKS: 99.8%
Australia: 6.6%
2,358,214	Centennial Coal Co. Ltd. † #	$3,321,390
406,513	Felix Resources Ltd. #	2,488,019
323,538	Gloucester Coal Ltd. #	1,146,455
600,071	Macarthur Coal Ltd. † #	1,426,019
776,493	Riversdale Mining Ltd. * #	1,921,427
		10,303,310

China / Hong Kong: 25.5%
18,477,095	China Coal Energy Co. Ltd. #	13,637,834
6,083,408	China Shenhua Energy Co. Ltd. #	13,726,873
12,100,067	Fushan International Energy Group Ltd. * † #	2,542,349
6,314,307	Hidili Industry International Development Ltd. † #	1,930,824
10,793,961	Yanzhou Coal Mining Co. Ltd. † #	7,728,241
		39,566,121

Indonesia: 11.6%
83,977,715	Adaro Energy Tbk PT * #	6,425,034
95,280,000	Bumi Resources Tbk PT #	6,766,593
1,980,552	Indo Tambangraya Megah PT #	1,703,427
5,375,000	Tambang Batubara Bukit Asam Tbk PT #	3,149,199
		18,044,253

Japan: 0.7%
1,004,500	Mitsui Mining Co. Ltd. † #	1,014,795

Singapore: 1.2%
3,322,200	Straits Asia Resources Ltd. † #	1,807,161

South Africa: 3.5%
757,015	Exxaro Resources Ltd. #	5,504,192

United Kingdom: 0.5%
747,856	UK Coal PLC * #	774,374

United States: 50.2%
328,990	Alpha Natural Resources, Inc. *	5,839,573
463,738	Arch Coal, Inc.	6,200,177
480,569	Bucyrus International, Inc.	7,295,037
423,720	Consol Energy Inc.	10,694,693
295,555	Foundation Coal Holdings Inc.	4,241,214
78,481	FreightCar America, Inc.	1,375,772
106,454	Fuel Tech, Inc. * †	1,113,509
849,551	International Coal Group Inc. * †	1,367,777
180,340	James River Coal Co. *	2,225,396
558,261	Joy Global Inc.	11,890,959
561,998	Massey Energy Co.	5,687,420
402,799	Patriot Coal Corp. * †	1,494,384
458,049	Peabody Energy Co.	11,469,547
311,309	Walter Industries, Inc.	7,119,637
		78,015,095

Total Common Stocks
(Cost: $394,459,200)		155,029,301

MONEY MARKET FUND: 0.2%
(Cost: $278,202)
	Fidelity Institutional Money
	Market Fund - Treasury
278,202	Portfolio Class III Shares	278,202
Total Investments Before Collateral
for Securities Loaned: 100.0%
(Cost: $394,737,402)		155,307,503

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 4.2%
	Dreyfus Government
6,427,330	Cash Management Fund	6,427,330

	Bank of New York
305,660	Institutional Cash Reserve	140,879
Total Collateral
(Cost: $6,732,990)		6,568,209

Total Investments: 104.2%
(Cost: $401,470,392)		161,875,712
Liabilities in excess of other assets: (4.2)%		(6,473,165)
NET ASSETS: 100.0%		$155,402,547

* Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,971,879.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $77,014,206, which represents 49.6% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $401,605,392 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Depreciation		($239,564,899)
Net Unrealized Depreciation		($239,564,899)

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Coal Mining and Production	88.3%	$137,131,537
Coal Mining Equipment	0.9	1,367,777
Coal Mining Services	4.1	6,425,034
Coal Power Generation	2.1	3,321,390
Coal Technology	4.4	6,783,563
Money Market Fund	0.2	$278,202
	100.0%	$155,307,503

See Note to Schedules of Investments

Global Alternative Energy ETF

Schedule of Investments
March 31, 2009 (unaudited)

	Number
	of Shares		Value
COMMON STOCKS: 99.8%
Austria: 5.4%
	229,956	Verbund - Oesterreichische Elektrizis A.G. † #	$8,721,531

China / Hong Kong: 6.1%
	613,092	Dongfang Electrical Machinery Co. Ltd. #	1,371,335
	468,660	JA Solar Holdings Co., Ltd. (ADR) * †	1,579,384
	140,734	LDK Solar Co., Ltd. (ADR) * †	892,254
	151,942	Renesola Ltd. (ADR) * †	607,768
	334,542	Suntech Power Holdings Co. Ltd. (USD) * †	3,910,796
	249,837	Yingli Green Energy Holding Co. Ltd. (ADR) * †	1,504,019
			9,865,556

Denmark: 16.2%
	600,884	Vestas Wind Systems A/S * #	26,380,471

Germany: 7.0%
	127,299	Nordex A.G. * † #	1,633,041
	204,764	Q-Cells A.G. * † #	3,984,689
	287,819	Solarworld A.G. † #	5,864,936
			11,482,666

Japan: 4.5%
	380,104	Kurita Water Industries Ltd. #	7,413,425

Norway: 2.6%
	501,317	Renewable Energy Corp A.S. * † #	4,315,152

Portugal: 3.4%
	672,952	EDP Renovaveis S.A. * #	5,492,833

Spain: 11.8%
	588,267	Gamesa Corporacion Tecnologica S.A. #	7,540,294
	2,564,618	Iberdrola Renovables #	11,692,926
			19,233,220

United States: 42.8%
	141,924	American Superconductor Corp. * †	2,456,705
	618,364	Cosan Ltd. (Class A) *	1,514,992
	417,501	Covanta Holding Corp. *	5,465,088
	274,665	Cree Inc. *	6,462,868
	159,778	Energy Conversion Devices, Inc. * †	2,120,254
	90,201	ESCO Technologies Inc. *	3,490,779
	555,710	Evergreen Solar, Inc. * †	1,183,662
	148,576	First Solar, Inc. * †	19,716,035
	44,355	Fuel Systems Solutions Inc. *	597,905
	253,889	International Rectifier Corp. *	3,430,040
	116,169	Itron, Inc. *	5,500,602
	753,251	MEMC Electronic Materials Inc. *	12,421,109
	64,011	Ormat Technologies, Inc.	1,757,742
	152,040	Sunpower Corp. * †	3,615,511
			69,733,292

Total Common Stocks
(Cost: $266,424,399)			162,638,146

MONEY MARKET FUND: 1.9%
(Cost: $3,100,792)
		Fidelity Institutional Money
		Market Fund - Treasury
	3,100,792	Portfolio Class III Shares	3,100,792

Total Investments Before Collateral
for Securities Loaned: 101.7%
(Cost: $269,525,190)			165,738,938

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 33.9%
		Dreyfus Government
	54,189,783	Cash Management Fund	54,189,783

		Bank of New York
	2,021,571	Institutional Cash Reserve	1,063,044
Total Collateral
(Cost: $56,211,354)			55,252,827

Total Investments: 135.6%
(Cost: $325,736,544)			220,991,765
Liabilities in excess of other assets: (35.6)%			(58,053,895)
NET ASSETS: 100.0%			$162,937,870

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $54,398,565.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $84,410,633 which represents 51.8% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $332,542,783 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$1,559,852
Gross Unrealized Depreciation		(113,110,869)
Net Unrealized Depreciation		($111,551,018)

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Alternate Energy Sources	35.8%	$59,309,554
Batteries & Battery Systems	16.4	27,256,329
Electric Services	1.4	2,396,272
Power Conversion & Supply Equipment	7.3	12,131,645
Semiconductors and Related Devices	31.7	52,463,747
Superconductor Product & Systems	3.3	5,465,088
Water Treatment Systems	2.2	3,615,511
Money Market Fund	1.9	3,100,792
	100.0%	$165,738,938

See Note to Schedules of Investments

Gold Miners ETF

Schedule of Investments
March 31, 2009 (unaudited)

Number
of Shares				Value
COMMON STOCKS: 99.8%
Australia: 4.4%
8,285,369		Lihir Gold Ltd. (ADR) * †		$188,160,730

Canada: 54.2%
3,795,447		Agnico-Eagle Mines Ltd. (USD)		$216,036,843
10,034,929		Aurizon Mines Ltd. (USD) * †		45,157,180
14,712,068		Barrick Gold Corp.		476,965,245
22,468,443		Eldorado Gold Corp. *		202,215,987
8,268,957		Gammon Gold, Inc. (USD) * †		53,500,152
12,389,513		Goldcorp, Inc. (USD)		412,818,573
14,564,011		Great Basin Gold Ltd. * †		18,496,294
22,025,098		IAMGOLD Corp.		188,314,588
11,677,145		Kinross Gold Corp. (USD)		208,670,581
14,406,582		New Gold, Inc. (USD) * †		27,084,374
5,900,900		PAN American Silver Corp. (USD) * †		102,793,678
19,456,355		Silver Wheaton Corp. (USD) * †		160,125,802
6,019,820		Tanzanian Royalty Exploration Corp. * †		26,607,604
20,568,615		Yamana Gold, Inc. (USD)		190,259,689
				2,329,046,590

Peru: 5.0%
8,925,804		Cia de Minas Buenaventura S.A. (ADR)		214,040,780

South Africa: 13.4%
5,962,778		AngloGold Ashanti Ltd. (ADR)		219,191,719
16,427,485		Gold Fields Ltd. (ADR)		186,287,680
15,461,328		Harmony Gold Mining Co Ltd. (ADR) * †		169,146,929
				574,626,328

United Kingdom: 6.6%
3,871,888		Randgold Resources Ltd. (ADR)		210,437,113
4,617,278		Silver Standard Resources, Inc. (ADR) * †		74,430,521
				284,867,634

United States: 16.2%
41,327,545		Coeur d'Alene Mines Corp. * †		38,847,892
15,970,465		Golden Star Resources Ltd. (USD) * †		23,316,879
14,700,422		Hecla Mining Co. * †		29,400,844
3,994,009		Minefinders Corp. * †		30,753,869
8,683,527		Nevsun Resources Ltd. * †		9,378,209
8,246,672		Newmont Mining Corp.		369,121,039
17,204,291		Northgate Minerals Corp. * †		23,053,750
2,348,562		Orezone Gold Corp. *		642,650
2,301,963		Royal Gold, Inc. †		107,639,790
2,530,560		Seabridge Gold, Inc. * †		57,317,184
2,333,567		Vista Gold Corp. * †		4,760,477
				694,232,583

Total Common Stocks
(Cost: $4,388,676,860)				4,284,974,645

MONEY MARKET FUND: 0.4%
(Cost: $14,796,255)
		Fidelity Institutional Money
		Market Fund - Treasury
14,796,255		Portfolio Class III Shares		14,796,255

Total Investments Before Collateral
for Securities Loaned: 100.2%
(Cost: $4,403,473,115)				4,299,770,900

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 2.1%
90,103,628		Dreyfus Cash Management Fund		90,103,628

		Dreyfus Government
1,160,023		Cash Management Fund		1,160,023

		Bank of New York
4,738,894		Institutional Cash Reserve		2,112,857
Total Collateral
(Cost: $96,002,545)				93,376,508

Total Investments: 102.4%
(Cost: $4,499,475,660)				4,393,147,408
Liabilities in excess of other assets: (2.4)%				(101,005,107)
NET ASSETS: 100.0%				$4,292,142,301

USD	United States Dollar
ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $90,361,499.

The aggregate cost of investments owned for Federal income tax purposes is $4,510,623,243 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation				$213,011,768
Gross Unrealized Depreciation				(330,487,603)
Net Unrealized Depreciation				($117,475,835)

Summary of Investments by Industry			% of
Excluding Collateral for Securities Loaned			Investments	Value
Gold Mining			87.6%	$3,768,037,512
Silver Mining			7.9	337,350,001
Precious Metals			2.9	123,101,914
Metal-Diversified			0.7	29,400,844
Metal-Copper			0.6	27,084,374
Money Market Fund			0.3	14,796,255
			100.0%	$4,299,770,900

See Note to Schedules of Investments

Nuclear Energy ETF

Schedule of Investments
March 31, 2009 (unaudited)

Number
of Shares			Value
COMMON STOCKS: 101.1%
Australia: 9.6%
380,893	Energy Resources of Australia Ltd. † #		$5,658,511
2,363,206	Paladin Energy Ltd. * † #		5,630,269
			11,288,780

Canada: 16.2%
555,687	Aurora Energy Resources, Inc. * †		1,119,633
2,350,523	Denison Mines Corp. * †		1,718,779
804,740	Forsys Metals Corp. * †		2,558,487
723,708	Fronteer Development Group, Inc. * †		1,754,409
894,008	Hathor Exploration Ltd. *		1,385,618
1,910,232	UEX Corp. * †		1,260,178
2,741,686	Uranium One, Inc. * †		5,556,809
752,110	Uranium Participation Corp. *		3,646,521
			19,000,434
France: 12.2%
11,516	Areva* #		4,790,789
244,383	Electricite de France S.A. #		9,577,938
			14,368,727
Japan: 23.8%
699,323	Hitachi Plant Technologies Ltd. † #		1,870,611
2,279,314	IHI Corp. #		2,624,311
394,974	JGC Corp. #		4,570,577
1,641,905	Kajima Corp. #		4,076,403
3,123,906	Mitsubishi Heavy Industries Ltd. #		9,582,970
461,676	Taihei Dengyo Kaisha, Ltd. #		3,929,797
151,700	Toshiba Plant Systems & Services Corp. † #		1,292,341
			27,947,010
South Africa: 6.1%
1,362,781	First Uranium Corp. * †		7,235,526

United States: 33.2%
190,333	American Ecology Corp.		2,653,242
560,212	Cameco Corp. †		9,618,840
119,448	Central Vermont Public Service Corp.		2,066,450
477,618	Constellation Energy Group, Inc.		9,867,588
205,148	Exelon Corp.		9,311,668
1,157,858	USEC, Inc. * †		5,557,718
			39,075,506
Total Common Stocks
(Cost: $212,210,387)			118,915,983

Total Investments Before Collateral
for Securities Loaned: 101.1%
(Cost: $212,210,387)			118,915,983

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 15.2%
	Dreyfus Government
17,623,905	Cash Management Fund		17,623,905

	Bank of New York
454,152	Institutional Cash Reserve		226,896
Total Collateral
(Cost: $18,078,057)			17,850,801

Total Investments: 116.3%
(Cost: $230,288,444)			136,766,784
Liabilities in excess of other assets: (16.3)%			(19,172,019)
NET ASSETS: 100.0%			$117,594,765

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $16,840,212.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $53,604,517, which represents 45.6% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $231,084,554 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Depreciation			$(94,317,770)
Net Unrealized Depreciation			$(94,317,770)

Summary of Investments by Sector		% of
Excluding Collateral for Securities Loaned		Investments	Value
Nuclear Fuel Transport		2.2%	$2,653,242
Nuclear Plant Builder		23.5	27,947,010
Nuclear Power Generation		29.9	35,614,433
Uranium Enrichment		4.7	5,557,718
Uranium Miners		36.6	43,497,059
Uranium Storage		3.1	3,646,521
		100.0%	$118,915,983

See Note to Schedules of Investments

RVE Hard Assets Producers ETF

Schedule of Investments
March 31, 2009 (unaudited)

	Number
	of Shares		Value
COMMON STOCKS: 99.7%
Argentina: 0.2%
	2,440	Tenaris S.A. (ADR)	$49,215

Australia: 3.9%
	5,944	ABB Grains Ltd. #	24,752
	22,834	BHP Billiton Ltd. #	504,259
	5,968	BlueScope Steel Ltd. #	10,698
	248	Energy Resources of Australia Ltd. #	3,684
	1,842	Lihir Gold Ltd. (ADR) *	41,832
	4,039	Newcrest Mining Ltd. #	92,902
	3,634	Origin Energy Ltd. #	37,357
	19,995	OZ Minerals Ltd.	7,710
	2,398	Santos Ltd. #	28,202
	1,943	Woodside Petroleum Ltd. #	51,713
			803,109

Austria: 0.5%
	169	Mayr-Melnhof Karton A.G. #	11,883
	607	OMV A.G. #	20,293
	1,680	Verbund - Oesterreichische Elektrizis A.G. #	63,717
	912	Voestalpine A.G. #	11,913
			107,806

Brazil: 3.8%
	1,530	Cia Saneamento Basico do Estado de Sao Paulo (ADR)	32,666
	5,561	Cia Siderurgica Nacional S.A. (ADR)	82,525
	22,824	Cia Vale do Rio Doce (ADR)	303,559
	6,551	Gerdau S.A. (ADR)	35,834
	10,486	Petroleo Brasileiro S.A. (ADR)	319,508
			774,092
Canada: 10.8%
	393	Addax Petroleum Corp	8,528
	1,292	Agnico-Eagle Mines Ltd. (USD)	73,541
	7,312	Barrick Gold Corp.	237,055
	2,153	Canadian Natural Resources Ltd.	83,020
	3,077	Eldorado Gold Corp. *	27,693
	1,454	Enbridge Inc.	41,875
	3,098	EnCana Corp.	125,810
	985	Gerdau Ameristeel Corp.	3,024
	6,093	Goldcorp, Inc. (USD)	203,019
	1,033	Husky Energy Inc.	21,963
	2,628	IAMGOLD Corp.	22,726
	1,131	Imperial Oil Ltd. (USD)	40,750
	5,542	Kinross Gold Corp. (USD)	99,036
	2,002	Petro-Canada (USD)	53,213
	10,578	Potash Corp. of Saskatchewan	854,808
	3,862	Suncor Energy, Inc. (USD)	85,775
	4,194	Talisman Energy, Inc.	44,037
	3,383	Teck Cominco Ltd.	18,776
	765	TransAlta Corp.	11,218
	2,548	TransCanada Corp.	60,260
	8,320	Viterra Inc *	58,061
	5,870	Yamana Gold, Inc. (USD)	54,298
			2,228,486

Chile: 0.3%
	2,367	Antofagasta PLC (GBP) #	17,111
	379	Cap S.A. *	5,729
	1,818	Empresas CMPC S.A.	37,781
			60,621

China / Hong Kong: 1.8%
	1,106	Aluminum Corp of China Ltd. (ADR) †	16,170
	68,068	Chaoda Modern Agriculture Holdings Ltd. #	40,571
	39,142	China Agri-Industries Holdings Ltd. * #	18,634
	13,952	China Coal Energy Co. Ltd. #	10,298
	69,583	China Petroleum & Chemical Corp. #	44,592
	14,191	China Shenhua Energy Co. Ltd. #	32,021
	65,279	CNOOC Ltd. #	65,601
	9,500	Fosun International Ltd. #	3,160
	31,557	Nine Dragons Paper Holdings Ltd. #	11,962
	82,640	PetroChina Co. Ltd. #	65,935
	4,307	Sino-Forest Corp. (CAD) *	30,091
	1,298	Suntech Power Holdings Co. Ltd. (USD) * †	15,174
	34,541	Zijin Mining Group Ltd. #	24,594
			378,803

Denmark: 0.5%
	2,478	Vestas Wind Systems A/S * #	108,791

Egypt: 0.0%
	410	Egyptian Iron & Steel Co. #	852

Finland: 0.4%
	504	Neste Oil Oyj #	6,695
	760	Outokumpu Oyj #	8,217
	549	Rautaruukki Oyj #	8,778
	13,782	Stora Enso Oyj (R Shares) #	48,786
			72,476

France: 2.7%
	33	Eramet #	7,278
	415	Technip S.A. #	14,619
	8,249	Total S.A. #	407,632
	5,900	Veolia Environment #	123,120
			552,649

Germany: 0.6%
	487	BayWa A.G. #	11,096
	73	KWS Saat A.G. #	9,291
	421	Nordex A.G. * #	5,401
	790	Q-Cells A.G. * † #	15,373
	268	Salzgitter A.G. #	14,906
	1,126	Solarworld A.G. #	22,945
	2,341	ThyssenKrupp A.G. #	40,814
			119,826

Hungary: 0.1%
	244	MOL Hungarian Oil and Gas NyRt #	10,913

India: 1.1%
	3,253	Reliance Industries Ltd. (GDR)	195,526
	4,965	Sterlite Industries (ADR)	35,103
			230,629

Indonesia: 0.1%
	11,244	Astra Agro Lestari Tbk PT #	13,767
	12,454	International Nickel Indonesia Tbk PT #	2,403
			16,170

Italy: 1.0%
	9,966	ENI S.p.A. #	192,833
	1,011	Saipem S.p.A. #	17,977
	1,130	Saras S.p.A. #	2,957
			213,767

Japan: 3.0%
	1,900	Daio Paper Corp. #	16,845
	1,017	Hitachi Metals Ltd. #	7,254
	3,000	Hokuetsu Paper Mills Ltd. #	12,925
	3	Inpex Holdings Inc. #	21,292
	2,964	JFE Holdings, Inc. #	65,567
	15,735	Kobe Steel Ltd. #	20,392
	1,365	Kurita Water Industries Ltd. #	26,623
	7,229	Mitsubishi Materials Corp. #	19,735
	3,500	Nippon Mining Holdings Inc. #	14,060
	5,351	Nippon Oil Corp. #	26,720
	2,200	Nippon Paper Group Inc. #	53,679
	32,173	Nippon Steel Corp. #	87,080
	7,714	Nippon Suisan Kaisha Ltd. #	20,356
	20,676	OJI Paper Co Ltd. #	84,887
	4,670	Rengo Co. Ltd. #	23,996
	3,183	Sumitomo Forestry Co. Ltd. #	21,270
	22,801	Sumitomo Metal Industries Ltd. #	46,375
	3,823	Sumitomo Metal Mining Ltd. #	36,836
	900	TonenGeneral Sekiyu K.K. #	8,838
			614,730

Kazakhstan: 0.0%
	1,418	Kazakhmys PLC (GBP) #	7,554

Luxembourg: 0.0%
	1,405	Ternium S.A. (ADR)	9,624

Malaysia: 0.9%
	11,751	Asiatic Development BHD #	13,814
	107,476	IOI Corp. BHD. #	112,202
	16,778	Kuala Lumpur Kepong BHD. #	48,809
	40	Kulim Malaysia BHD #	55
			174,880

Mexico: 0.1%
	26,394	Grupo Mexico, S.A.B. de C.V.	19,314
	562	Industrias Penoles S.A. de C.V.	5,917
			25,231

Netherlands: 1.9%
	4,918	ArcelorMittal S.A. #
     100,277
                   909

CNH Global N.V. (USD)

                        9,435

                1,204

Nutreco Holding N.V. #

                      43,081

              10,911

Royal Dutch Shell PLC #

                    237,119

                    389,912

Norway: 1.2%

                1,806

Cermaq ASA #

                        8,075

              83,280

Marine Harvest ASA * #

                      26,093

                4,605

Norsk Hydro ASA #

                      17,246

                4,564

Renewable Energy Corp A.S. * #

                      39,285

                1,109

SeaDrill Ltd. #

                      10,669

                6,414

Yara International ASA #

                    139,464

                    240,832

Papua New Guinea: 0.1%

                3,807

Oil Search Ltd. #

                      13,976

Peru: 0.3%

                2,319

Cia de Minas Buenaventura S.A. (ADR)

                      55,610

Poland: 0.1%

                   815

KGHM Polska Miedz S.A. #

                      10,640

                1,281

Polski Koncern Naftowy Orlen S.A. #

                        8,726

                3,720

Polskie Gornictwo Naftowe I Gazownictwo S.A. #

                        3,560

                      22,926

Portugal: 0.1%

                   497

Galp Energia, SGPS, S.A. #

                        5,915

                4,101

Portucel-Empresa Produtora de Pasta e Papel S.A. #

                        7,855

                      13,770

Russia: 5.4%

                2,575

Evraz Group S.A. (GDR)  # R

                      21,229

              13,360

JSC MMC Norilsk Nickel (ADR) #

                      80,083

                3,516

LUKOIL (ADR) #

                    131,822

                6,025

Magnitogorsk Iron & Steel Works (GDR) # R

                      18,592

                2,917

Mechel Oao (ADR) †

                      12,164

                1,255

Novatek OAO (GDR) # R

                      28,911

                4,200

Novolipetsk Steel (GDR) #

                      49,967

              24,466

OAO Gazprom (ADR) * #

                    362,534

                3,208

Polyus Gold Co. (ADR) #

                      74,094

              43,811

Rosneft Oil Co. (GDR) #

                    187,645

                7,062

Severstal (GDR) # R

                      22,851

              14,769

Surgutneftegaz (ADR) * #

                      90,545

                   450

Tatneft (GDR) # R

                      20,698

                 1,101,135

Singapore: 0.9%

            290,232

Golden Agri-Resources Ltd. #

                      52,647

              39,665

Olam International Ltd. #

                      38,228

              40,664

Wilmar International Ltd. #

                      85,128

                    176,003

South Africa: 2.0%

                   621

African Rainbow Minerals Ltd #

                        9,052

                   375

Anglo Platinum Ltd. #

                      18,782

                2,903

AngloGold Ashanti Ltd. (ADR)

                    106,714

                1,386

ArcelorMittal South Africa Ltd. #

                      10,656

                   469

Exxaro Resources Ltd. #

                        3,410

                5,496

Gold Fields Ltd. (ADR)

                      62,325

                3,393

Harmony Gold Mining Co Ltd.  (ADR) *

                      37,119

                3,990

Impala Platinum Holdings Ltd. #

                      66,511

                   789

Kumba Iron Ore Ltd. #

                      13,605

              11,949

Sappi Ltd. #

                      22,958

                2,328

Sasol Ltd. #

                      67,217

                    418,349

South Korea: 0.8%

                   385

Hyundai Steel Co. #

                      12,088

                   428

POSCO #

                    114,053

                   248

SK Energy Co. Ltd. #

                      16,057

                   101

SK Holdings Co. Ltd. #

                        7,922

                   170

S-Oil Corp. #

                        6,960

                   602

Woongjin Coway Co. Ltd. #

                      13,151

                    170,231

Spain: 0.5%

                   787

Acerinox, S.A. #

                        9,161

                     55

Compania Espanola de Petroleos, S.A. #

                        2,322

                2,280

Gamesa Corporacion Tecnologica S.A. #

                      29,225

                3,021

Repsol YPF, S.A. #

                      52,092

                      92,800

Sweden: 0.6%

                1,290

Holmen AB #

                      21,311

              14,598

Svenska Cellulosa AB (Class B) #

                    110,152

                    131,463

Switzerland: 3.2%

                3,267

Syngenta A.G. #

                    657,430

Taiwan: 0.3%

              61,000

China Steel Corp. #

                      40,040

                7,000

Formosa Petrochemical Corp. #

                      13,872

                      53,912

Turkey: 0.0%

                1,823

Eregli Demir ve Celik Fabrikalari T.A.S. #

                        3,399

                   506

Tupras-Turkiye Petrol Rafinerileri A.S. #

                        5,038

                        8,437

United Kingdom: 6.6%

                8,238

Anglo American PLC #

                    140,135

              13,769

BG Group PLC #

                    207,481

              75,459

BP AMOCO PLC #

                    505,453

                   528

Cairn Energy PLC * #

                      16,444

                   886

Lonmin PLC #

                      18,094

                8,559

Mondi PLC #

                      18,115

                6,899

Northumbrian Water Group PLC #

                      21,567

                4,633

Pennon Group PLC #

                      26,865

                   643

Randgold Resources Ltd. (ADR)

                      34,947

                6,080

Rio Tinto PLC #

                    203,942

                3,134

Severn Trent PLC #

                      44,431

                3,029

Tullow Oil PLC #

                      34,790

                9,017

United Utilities Group PLC #

                      62,436

                4,329

Xstrata PLC #

                      29,008

                 1,363,708

United States: 43.9%

                3,211

AGCO Corp.  *

                      62,936

                5,528

Agrium, Inc.

                    197,847

                5,590

Alcoa, Inc.

                      41,031

                   581

Allegheny Technologies, Inc.

                      12,741

                1,892

Anadarko Petroleum Corp.

                      73,580

                1,376

Apache Corp.

                      88,188

                1,799

Aqua America, Inc.

                      35,980

              21,982

Archer-Daniels-Midland Co.

                    610,660

                1,267

Baker Hughes, Inc.

                      36,173

                1,195

BJ Services Co.

                      11,890

                4,226

Bunge Ltd. †

                    239,403

                   418

Cabot Oil & Gas Corp.

                        9,852

                   263

California Water Services Group

                      11,009

                2,560

Cameco Corp.

                      43,955

                   899

Cameron International Corp. *

                      19,715

                1,906

CF Industries Holdings, Inc.

                    135,574

                2,367

Chesapeake Energy Corp.

                      40,381

                8,338

Chevron Corp.

                    560,647

                   784

Cliffs Natural Resources Inc.

                      14,237

                5,731

ConocoPhillips

                    224,426

                   748

Consol Energy Inc.

                      18,880

                   124

Continental Resources Inc. *

                        2,630

                2,586

Corn Products International, Inc.

                      54,823

                2,841

Darling International, Inc. *

                      10,540

              14,978

Deere & Co.

                    492,327

                   997

Denbury Resources Inc. *

                      14,815

                1,718

Devon Energy Corp.

                      76,777

                   574

Diamond Offshore Drilling, Inc.

                      36,082

                2,886

El Paso Corp.

                      18,038

                   604

Energy Conversion Devices, Inc. *

                        8,015

                   582

ENSCO International, Inc.

                      15,365

                1,027

EOG Resources, Inc.

                      56,239

                   505

Equitable Resources, Inc.

                      15,822

              20,982

Exxon Mobil Corp.

                 1,428,874

                   603

First Solar, Inc. * †

                      80,018

                   509

FMC Technologies, Inc. *

                      15,967

                2,862

Freeport-McMoRan Copper & Gold, Inc.

                    109,071

                3,683

Halliburton Co.

                      56,976

                   420

Helmerich & Payne, Inc.

                        9,563

                1,193

Hess Corp.

                      64,661

              10,460

International Paper Co.

                      73,638

                   460

Itron, Inc. *

                      21,781

                2,910

Marathon Oil Corp.

                      76,504

                   933

McDermott International, Inc. *

                      12,493

                4,209

MeadWestvaco Corp

                      50,466

              18,953

Monsanto Co.

                 1,574,994

                5,557

Mosaic Co.

                    233,283

                   728

Murphy Oil Corp.

                      32,593

                1,129

Nabors Industries Ltd. *

                      11,279

                1,647

Nalco Holding Co.

                      21,526

                1,721

National Oilwell Varco, Inc. *

                      49,410

                   516

Newfield Exploration Co. *

                      11,713

                4,069

Newmont Mining Corp.

                    182,128

                2,145

Nexen, Inc. †

                      36,379

                1,077

Nobel Corp.

                      25,945

                   699

Noble Energy, Inc.

                      37,662

                2,191

Nucor Corp.

                      83,630

                3,306

Occidental Petroleum Corp.

                    183,979

                   263

Ormat Technologies, Inc.

                        7,222

                2,503

Packaging Corp. of America

                      32,589

                1,098

Peabody Energy Co.

                      27,494

                   999

Petrohawk Energy Corp. *

                      19,211

                   438

Plains Exploration & Production Co. *

                        7,547

                   709

Pride International, Inc. *

                      12,748

                   710

Questar Corp.

                      20,895

                   634

Range Resources Corp.

                      26,095

                   443

Reliance Steel & Aluminum Co.

                      11,664

                   876

Rock-Tenn Co. (Class A)

                      23,696

                4,798

Schlumberger Ltd.

                    194,895

                     12

Seaboard Corp.

                      12,120

                   894

Smith International, Inc.

                      19,203

                4,229

Smithfield Foods Inc. * †

                      40,006

                1,369

Southern Copper Corp.

                      23,848

                1,363

Southwestern Energy Co. *

                      40,467

                2,520

Spectra Energy Corp.

                      35,633

                1,148

Steel Dynamics, Inc.

                      10,114

                   561

Sunpower Corp.* †

                      13,341

                3,525

Terra Industries Inc.

                      99,017

                1,129

Tractor Supply Co. *

                      40,712

                1,317

Transocean, Inc. *

                      77,492

              12,909

Tyson Foods, Inc.

                    121,216

                   603

Ultra Petroleum Corp. *

                      21,642

                   811

United States Steel Corp. †

                      17,136

                2,125

Valero Energy Corp.

                      38,038

                2,767

Weatherford International Ltd. *

                      30,631

                5,101

Weyerhaeuser Co.

                    140,636

                2,385

Williams Cos, Inc.

                      27,142

                2,319

XTO Energy, Inc.

                      71,008

                 9,038,569

Total Common Stocks

(Cost: $22,665,315)

               20,509,287

Total Investments Before Collateral

for Securities Loaned: 99.7%

(Cost: $22,665,315)

20,509,287

SHORT-TERM INVESTMENT HELD AS

COLLATERAL FOR SECURITIES LOANED: 1.4%

(Cost: $294,015)

Dreyfus Government

294,015

   Cash Management Fund

294,015

Total Investments: 101.1%

(Cost: $22,959,330)

20,803,302
Liabilitiess in excess of other assets: (1.1)%

                  (229,648)
NET ASSETS: 100.0%

$20,573,654

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

CAD
Canadian Dollar

GBP
British Pound

USD
United States Dollar

*
Non-income producing

†
Security fully or partially on loan. Total market value of securities on loan is $290,293.

#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,680,640 which represents 37.3% of net assets.
R
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $22,962,631 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation

$594,190
Gross Unrealized Depreciation

(2,753,518)
Net Unrealized Depreciation

($2,159,329)

Summary of Investments by Sector
% of

Excluding Collateral for Securities Loaned
Investments

 Value
Agriculture

30.0%

 $              6,160,003
Alternative Energy Sources

2.2

                    457,317
Base/Industrial Metals

13.7

                 2,799,135
Energy

40.2

                 8,254,066
Forest Products

4.4

                    896,233
Precious Metals

7.6

                 1,549,782
Water

1.9

                    392,751

       100.0%

 $            20,509,287

See Note to Schedules of Investments

Solar ETF

Schedule of Investments
March 31, 2009 (unaudited)

Number
of Shares				Value
COMMON STOCKS: 99.3%
Canada: 2.3%
43,856		5N Plus Inc. *		$188,579
29,853		Canadian Solar, Inc. * †		178,521
				367,100

China/Hong Kong: 23.7%
36,495		China Sunergy Co., Ltd. (ADR) *		111,310
216,975		JA Solar Holdings Co., Ltd. (ADR) *		731,206
63,856		LDK Solar Co., Ltd. (ADR) * †		404,846
67,758		Renesola Ltd. (ADR) * †		271,032
30,936		Solarfun Power Holdings Co., Ltd. *		129,623
86,977		Suntech Power Holdings Co., Ltd. (ADR) (USD) * †		1,016,761
45,556		Trina Solar Ltd. (ADR) * †		474,694
115,853		Yingli Green Energy Holding Co., Ltd. (ADR) * †		697,435
				3,836,907

Germany: 30.2%
13,706		Aleo Solar A.G. * #		96,129
10,657		Centrotherm Photovoltaics A.G. * #		272,867
226,145		Conergy A.G. * #		200,633
11,202		Phoenix Solar A.G. #		502,645
39,958		Q-Cells A.G. * † #		777,579
20,531		Roth & Rau A.G. * † #		387,878
14,944		SMA Solar Technology A.G. * #		656,396
17,397		Solar Millenium A.G. * #		233,979
78,033		Solarworld A.G. † #		1,590,092
13,417		Solon A.G. Fuer Solartechnik * † #		170,696
				4,888,894

Norway: 4.7%
88,016		Renewable Energy Corp. A.S. * † #		757,608

Spain: 0.8%
65,205		Solaria Energía y Medio Ambiente, S.A. * † #		132,304

United Kingdom: 3.8%
509,497		PV Crystalox Solar PLC #		618,773

United States: 33.8%
33,570		Energy Conversion Devices, Inc. *		445,474
253,536		Evergreen Solar, Inc. * †		540,032
10,421		First Solar, Inc. * †		1,382,867
50,776		GT Solar International, Inc. *		337,153
84,989		MEMC Electronic Materials Inc. *		1,401,468
57,064		Sunpower Corp. *		1,356,982
				5,463,976
Total Common Stocks
(Cost: $32,062,552)				16,065,562

MONEY MARKET FUND: 3.3%
(Cost: $529,530)
		Fidelity Institutional Money
		Market Fund - Treasury
529,530		Portfolio Class III Shares		529,530

Total Investments Before Collateral
for Securities Loaned: 102.6%
(Cost: $32,592,082)				16,595,092

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 34.2%
		Dreyfus Government
5,451,280		Cash Management Fund		5,451,280

		Bank of New York
172,594		Institutional Cash Reserve		84,245
Total Collateral
(Cost: $5,623,874)				5,535,525

Total Investments: 136.8%
(Cost: $38,215,956)				22,130,617
Liabilities in excess of other assets: (36.8)%				(5,951,685)
NET ASSETS: 100.0%				$16,178,932

USD	United States Dollar
ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,585,795.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,397,579 which represents 39.5% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $38,325,052 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation				$192,860
Gross Unrealized Depreciation				(16,387,295)
Net Unrealized Depreciation				$(16,194,435)

			% of
Summary of Investments by Sector			Investments	Value
Alternate Energy Sources			70.6%	$11,713,838
Power Conversion & Supply Equipment			5.3	873,974
Semiconductors and Related Devices			19.8	3,289,171
Superconductor Products & Systems			1.1	188,579
Money Market Fund			3.2	529,530
			100.0%	$16,595,092

See Note to Schedules of Investments

Steel ETF

Schedule of Investments
March 31, 2009 (unaudited)

Number
of Shares				Value
COMMON STOCKS: 99.8%
Brazil: 20.8%
337,179		Cia Siderurgica Nacional S.A. (ADR) †		$5,003,736
859,105		Cia Vale do Rio Doce (ADR)		11,426,097
810,226		Gerdau S.A. (ADR) †		4,431,936
				20,861,769

Canada: 2.6%
852,979		Gerdau Ameristeel Corp.		2,618,645

Luxemburg: 2.7%
394,916		Ternium S.A. (ADR) †		2,705,175

Mexico: 1.4%
326,814		Grupo Simec S.A.B. de C.V. (ADR) † *		1,405,300

Netherlands: 9.3%
463,122		ArcelorMittal S.A. (USD) †		9,280,965

Russia: 4.2%
1,017,377		Mechel OAO (ADR) †		4,242,462

South Korea: 7.9%
118,237		POSCO (ADR) †		7,901,779

United Kingdom: 12.2%
91,699		Rio Tinto PLC †		12,293,168

United States: 38.7%
45,042		A.M. Castle & Co.		401,775
218,485		AK Steel Holding Corp.		1,555,613
200,011		Allegheny Technologies, Inc.		4,386,241
86,798		Carpenter Technology Corp.		1,225,588
261,211		Cliffs Natural Resources Inc.		4,743,592
221,266		Commercial Metals Co.		2,555,622
59,002		Gibraltar Industries, Inc.		278,489
20,144		LB Foster Co. *		500,175
133,427		Nucor Corp.		5,092,909
21,397		Olympic Steel, Inc.		324,592
169,738		Reliance Steel & Aluminum Co.		4,469,202
55,334		Schnitzer Steel Industries, Inc.		1,736,934
358,511		Steel Dynamics, Inc.		3,158,482
190,226		Timken Co.		2,655,555
199,445		United States Steel Corp. †		4,214,273
13,262		Universal Stainless & Alloy Products, Inc. *		128,244
155,340		Worthington Industries, Inc.		1,353,011
				38,780,297
Total Common Stocks
(Cost: $206,500,403)				100,089,560

MONEY MARKET FUND: 0.5%
(Cost: $454,246)
		Fidelity Institutional Money
		Market Fund - Treasury
454,246		Portfolio Class III Shares		454,246

Total Investments Before Collateral
for Securities Loaned: 100.3%
(Cost: $206,954,649)				100,543,806

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 26.1%
		Dreyfus Government
25,874,329		Cash Management Fund		25,874,329

		Bank of New York
875,262		Institutional Cash Reserve		351,993
Total Collateral
(Cost: $26,749,591)				26,226,322

Total Investments: 126.4%
(Cost: $233,704,240)				126,770,128
Liabilities in excess of other assets: (26.4)%				(26,457,974)
NET ASSETS: 100.0%				$100,312,154

USD	United States Dollar
ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $26,600,917.

The aggregate cost of investments owned for Federal income tax purposes is $234,940,258 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$0
Gross Unrealized Depreciation				(108,170,130)
Net Unrealized Appreciation				$(108,170,130)

Summary of Investments by Sector Excluding			% of
Collateral for Securities Loaned			Investments	Value
Diversified			14.1%	$14,179,264
Metal Processors & Fabricators			25.9	26,006,054
Specialty Steel			1.3	1,353,831
Steel Producers			58.2	58,550,411
Money Market Fund			0.5	454,246
			100.0%	$100,543,806

See Note to Schedules of Investments

Market Vectors ETF Trust Note to Schedules of Investments March 31, 2009 (unaudited)

Security Valuation -  Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157) - In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of quarter end are as follows:

	Level 1 -	Level 2 - Significant	Level 3 - Significant Unobservable Inputs	Market Value
	Quoted Prices	Observable Inputs		of Investments
Agribusiness ETF	$603,140,793	$265,780,639	None	$869,070,142
Coal ETF	84,861,506	77,014,206	None	161,875,712
Global Alternative Energy ETF	136,581,132	84,410,633	None	220,991,765
Gold Miners ETF	4,393,147,408	None	None	4,393,147,408
Nuclear Energy ETF	83,162,267	53,604,517	None	136,766,784
RVE Hard Assets Producers ETF	13,122,662	7,680,640	None	20,803,302
Solar ETF	15,733,038	6,397,579	None	22,130,617
Steel ETF	126,770,128			126,770,128

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Coal ETF
Balance as of 12/31/08	$9,498
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	(9,498)
Balance as of 3/31/09	$-

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: May 29, 2009

By  Bruce J. Smith,    Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2009